State Street Bank and Trust Company

Legal Administration

200 Clarendon Street

Boston, MA 02116

August 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	RidgeWorth Funds (the “Registrant”)

(File Nos. 033-45671 and 811-06557)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses of the Registrant, each dated August 1, 2012, do not differ from those contained in Post-Effective Amendment No. 87 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (Amendment No. 89 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on July 27, 2012 (Accession # 0001193125-12-320116).

Please call me at (617) 662-3239 if you have any questions with respect to this certification.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	Julia Short, President